Segment Reporting - Schedule of Operating Segment (Details) - Operating segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total Revenue	$ 44,863,430	$ 51,428,054	$ 49,851,134
Cost of sales
Total Cost of sales	33,458,207	40,533,077	39,565,806
Gross Profit
Total Gross Profit	11,405,223	10,894,977	10,285,328
Selling Expenses
Total Selling expense	6,342,751	2,709,376	2,118,052
General and Administrative Expenses
Total General and Administrative expense	3,222,959	2,950,188	2,796,403
Segment net income (loss):
NET (LOSS) INCOME	(361,016)	3,032,577	3,067,290
Segment assets
Segment assets	39,305,825	46,697,118	39,633,213
Hong Kong Trading [Member]
Revenue
Total Revenue	7,282,272	5,461,367	7,438,145
Cost of sales
Total Cost of sales	5,655,693	4,341,978	6,068,362
Gross Profit
Total Gross Profit	1,626,579	1,119,389	1,369,783
Selling Expenses
Total Selling expense	417,823	190,198	257,843
General and Administrative Expenses
Total General and Administrative expense	2,268,421	1,756,780	1,487,299
Segment net income (loss):
NET (LOSS) INCOME	5,059,493	2,780,297	(188,151)
Segment assets
Segment assets	17,112,819	15,852,788	13,803,190
PRC Manufacturing [Member]
Revenue
Total Revenue	38,102,258	46,155,510	42,521,598
Cost of sales
Total Cost of sales	28,323,614	36,418,495	33,607,780
Gross Profit
Total Gross Profit	9,778,644	9,737,015	8,913,818
Selling Expenses
Total Selling expense	5,924,928	2,519,178	1,860,209
General and Administrative Expenses
Total General and Administrative expense	954,538	1,193,408	1,309,104
Segment net income (loss):
NET (LOSS) INCOME	1,379,362	3,995,034	3,597,790
Segment assets
Segment assets	36,286,620	44,968,801	38,526,009
Elimination of internal transaction [Member]
Revenue
Total Revenue	(521,100)	(188,823)	(108,609)
Cost of sales
Total Cost of sales	(521,100)	(227,396)	(110,336)
Gross Profit
Total Gross Profit		38,573	1,727
Segment net income (loss):
NET (LOSS) INCOME	(6,799,871)	(3,742,754)	(342,349)
Segment assets
Segment assets	$ (14,093,614)	$ (14,124,471)	$ (12,695,986)